Real Estate Investments - Acquisitions, Pro Forma Information (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Real Estate [Abstract]
Acquisition and transaction related expenses	$ 27	$ 212	$ (102)	$ 1,297	$ 6,053	$ 83,498	$ 7,745
Pro forma revenues		50,102		100,752	219,932	227,134
Pro forma net income (loss)		$ (44,577)		$ (17,306)	$ 9,716	$ 58,456
Pro forma basic and diluted net income (loss) per share		$ (0.25)		$ (0.10)	$ 0.06	$ 0.46